Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	6 Months Ended				12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Amount due to related parties	$ 333,083				$ 444,802	$ 372,585	$ 2,500
Repayment to related parties	170,593	$ 107,809			354,909	400,798
Cash advance from related parties	60,627	251,924			$ 429,849	$ 153,528	$ 2,500
Qing Zuo [Member]
Related party description					Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018	Majority shareholder of ZDSE and executive chairman until June 27, 2018 and November 28, 2018, respectively. Currently Chairman of the Board of ZDSE since December 20, 2018
Amount due to related parties						$ 33,473
Repayment to related parties					39,805	576
Cash advance from related parties		1,730			$ 6,459	$ 5,185
Mengling Zhang [Member]
Related party description					General manager of ZDSE	General manager of ZDSE
Amount due to related parties						$ 36,519
Repayment to related parties	5,956	46,050			50,221	400,222
Cash advance from related parties	$ 5,956	$ 1,730			$ 13,840	$ 56,612
Zhongdehui (SZ) Development Co., Limited [Member]
Amount due to related parties			$ 148,141	$ 725,690
Tutor fee to related parties			9,810	4,806
Repayment to related parties			331,405
Cash advance from related parties			18,850	168,147
Shareholder debts converted to capital contribution			$ 199,040
Zhongdehui (SZ) Development Co., Limited [Member] | Qing Zuo [Member]
Related party description			Majority shareholder and executive chairman until June 27, 2018 and November 28, 2018, respectively.
Amount due to related parties			$ 30,974	191,577
Tutor fee to related parties			2,828	2,764
Repayment to related parties			597
Cash advance from related parties			1,414	7,855
Shareholder debts converted to capital contribution			$ 51,801
Zhongdehui (SZ) Development Co., Limited [Member] | Mengling Zhang [Member]
Related party description			General manager
Amount due to related parties			$ 117,167	534,113
Tutor fee to related parties			6,982	2,042
Repayment to related parties			330,808
Cash advance from related parties			56,755	160,292
Shareholder debts converted to capital contribution			$ 147,239